Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]

10. SUBSEQUENT  EVENTS

The Plan’s management has evaluated subsequent events through June 26, 2026 the date the financial statements were available to be issued, to ensure that the financial statements include appropriate disclosure or recognition of events that occurred subsequent to December 31,2025. No items requiring disclosure or recognition were noted